Reverse Merger	12 Months Ended
Dec. 31, 2013
Reverse Merger
2.	Reverse Merger

For purposes of the below description of the Merger, the PIPE financing and the Ignyta Plan (each as defined below), all references to “Ignyta” shall refer to Ignyta, Inc., a Nevada corporation whose name was changed from Infinity Oil & Gas Company on October 31, 2013 in connection with the closing of the Merger; and all references to “Merger Sub” shall refer to IGAS Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of Ignyta.

On October 31, 2013, Ignyta, Merger Sub, and Ignyta Operating entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”). The Merger Agreement provided for the merger of Merger Sub with and into Ignyta Operating (the “Merger”), with Ignyta Operating surviving the transaction as a wholly owned subsidiary of Ignyta. The Merger closed on October 31, 2013 concurrently with the execution and delivery of the Merger Agreement.

Also on October 31, 2013, prior to the execution and delivery of the Merger Agreement and the concurrent closing of the Merger, (i) the holders of all series of outstanding preferred stock of Ignyta Operating, consisting of Series A Preferred Stock and Series B Preferred Stock, voluntarily converted such shares into shares of Ignyta Operating’s common stock in accordance with the certificate of incorporation of Ignyta Operating and at the then-effective conversion rates therefor, which were one-to-one in all cases, and (ii) Ignyta Operating amended its certificate of incorporation to change its name to “Ignyta Operating, Inc.” and to effect a three-to-one reverse stock split of its capital stock, resulting in 4,916,469 outstanding shares of Ignyta Operating’s common stock, outstanding warrants to acquire up to an aggregate of 25,001 shares of Ignyta Operating’s common stock, and outstanding options granted under Ignyta Operating’s 2011 Stock Incentive Plan (as amended and restated, the “Ignyta Plan”) to purchase up to an aggregate of 358,986 shares of Ignyta Operating’s common stock.

At the closing of the Merger and pursuant to the terms of the Merger Agreement, Ignyta issued an aggregate of 4,916,469 shares of its common stock to the former stockholders of Ignyta Operating in exchange for all of the outstanding shares of Ignyta Operating’s capital stock. That number of shares was negotiated and agreed to by Ignyta and Ignyta Operating prior to entering into the Merger Agreement. As of immediately following the closing of the Merger, Ignyta Operating became a wholly-owned subsidiary of Ignyta, and the former stockholders of Ignyta Operating collectively owned approximately 99.85% of the outstanding shares of Ignyta’s common stock. In addition, pursuant to the terms of the Merger Agreement, as of the closing of the Merger Ignyta assumed (i) the Ignyta Plan, under which an aggregate of 342,209 shares were reserved for issuance pursuant to future equity grants, (ii) the obligation to issue up to an aggregate of 358,986 shares of its common stock upon the exercise of all options granted under the Ignyta Plan that were outstanding as of immediately prior to the closing of the Merger, and (iii) the obligation to issue up to an aggregate of 25,001 shares of its common stock upon the exercise of two warrants previously issued by Ignyta Operating and outstanding as of immediately prior to the closing of the Merger.